Note 11 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
		2017
	2018	(note 23)

Balance, January 1	$145,489	$134,803
RNCI share of earnings	20,491	16,687
RNCI redemption increment	7,709	22,393
Distributions paid to RNCI	(16,396)	(12,870)
Purchases of interests from RNCI, net	1,111	(31,782)
RNCI recognized on business acquisitions	184,957	16,258
Balance, December 31	$343,361	$145,489